Schedule of Municipal Bonds Held For Investment by Geographic Distribution (Detail)	Dec. 31, 2013	Dec. 31, 2012
California
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	22.90%	21.30%
Texas
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	11.10%	12.00%
Illinois
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	5.90%	6.00%
OREGON
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	5.20%	4.90%